8. Goodwill and Intangible Assets (Details Narrative) (Sept 2020 Note) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Goodwill	$ 6,203,194		$ 6,065,014	$ 6,370,333
Intangible assets	1,690,371		1,871,000	$ 1,834,176
Amortization expense	98,293	$ 96,009
AMS [Member] | Marijuana license [Member]
Intangible asset, gross	$ 1,871,000		$ 1,871,000
Amortization period	15 years		15 years
Future amortization per year	$ 124,733		$ 124,733